Share-based payments - Expense (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based payments
Total share-based payment expense	R (2,114)	R (251)	R (113)
Cash-settled share-based payment expense	(2,074)	(224)	(88)
Equity-settled share-based payment expense	(40)	(27)	(25)
Expense from movement in grant date fair value	(327)	(558)	(372)
Expense from movement in post grant date fair value	(1,746)	341	293
Sibanye-Stillwater 2020 to 2025 Share Plans (cash-settled scheme)
Share-based payments
Total share-based payment expense	(2,074)	(224)	(88)
DRDGOLD (equity-settled scheme)
Share-based payments
Total share-based payment expense	R (40)	R (27)	R (25)